Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 20,620,000	¥ 19,342,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		56,876	60,715
Fair value of transferred securities at transfer dates		56,758	60,591
Fair value of transferred securities at reporting dates		35,151	41,101
Gross derivative liabilities arising from the transactions at reporting dates	[2]	¥ 21,512	¥ 19,401

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts presented on a gross basis, before the application of counterparty offsetting and are reported within Trading liabilities in the consolidated balance sheets as of March 31, 2025 and September 30, 2025. Of these gross derivative liability amounts, ¥19,401 million and ¥21,512 million are included in interest rate contracts used for trading purposes as of March 31, 2025 and September 30, 2025 respectively as disclosed in Note 3 “Derivative instruments and hedging activities.”